Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Time charter revenues	$ 90,558	$ 409,593	$ 299,848
Vessel and other management fees	9,270	752	0
Total operating revenues	99,828	410,345	299,848
Operating expenses
Vessel operating expenses	43,750	86,672	62,872
Voyage and charter-hire expenses	14,259	9,853	6,042
Administrative expenses	22,952	25,013	33,679
Depreciation and amortization	36,871	85,524	70,286
Impairment of long-term assets	500	500	500
Total operating expenses	118,332	207,562	173,379
Gain on sale of Golar Maria	65,619	0	0
Other operating gains and losses	0	(27)	(5,438)
Operating income (loss)	47,115	202,756	121,031
Other non-operating income (expense)
Gain on loss of control	0	853,996	0
Gain on business acquisition	0	4,084	0
Investment Income, Dividend	30,960	0	0
Other non-operating expenses (income)	(3,355)	(151)	541
Total other non-operating income	27,605	857,929	541
Financial income (expenses)
Interest income	3,549	2,819	1,757
Interest expense	0	(31,924)	(25,773)
Other financial items, net	38,219	(13,763)	(29,086)
Net financial income (expenses)	41,768	(42,868)	(53,102)
Income before equity in net earnings (losses) of affiliates and income taxes	116,488	1,017,817	68,470
Income taxes	3,404	(2,765)	1,705
Equity in net earnings (losses) of affiliates	15,821	(609)	(1,900)
Net income (loss)	135,713	1,014,443	68,275
Net income attributable to non-controlling interests	0	(43,140)	(21,625)
Net income attributable to Golar LNG Ltd	$ 135,713	$ 971,303	$ 46,650
Per common share amounts:
Earnings - Basic (in dollars per share)	$ 1.69	$ 12.09	$ 0.62
Earnings - Diluted (in dollars per share)	$ 1.59	$ 11.66	$ 0.62
Cash dividends declared and paid (in dollars per share)	$ 1.35	$ 1.93	$ 1.13